Fair Value (Details) - Recurring fair value measurement - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 39,094	$ 39,586
Total financial liabilities	0	0
Level 1 | Warrant obligation:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
Level 1 | Cash and cash equivalents:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	39,094	39,586
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Total financial liabilities	896	444
Level 2 | Warrant obligation:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	896	444
Level 2 | Cash and cash equivalents:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Total financial liabilities	0	0
Level 3 | Warrant obligation:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
Level 3 | Cash and cash equivalents:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 0	$ 0